Employee benefit plans - Net pension liability (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net defined benefit liability and asset
Balance at beginning of year	€ 528,222
Balance at end of year	€ 678,238	€ 528,222
Weighted average duration of defined benefit obligation	15 years	15 years
United States, France and Germany
Net defined benefit liability and asset
Balance at beginning of year	€ 482,755
Balance at end of year	634,253	€ 482,755
Countries other than US, France, and Germany
Net defined benefit liability and asset
Balance at beginning of year	45,467
Balance at end of year	43,985	45,467
Benefit obligation | United States, France and Germany
Net defined benefit liability and asset
Balance at beginning of year	742,216	1,084,546
Foreign currency translation gains/losses	(11,702)	27,307
Current service cost	32,399	42,367
Past service cost	(538)	(512)
Interest expense (income)	37,438	22,466
Transfer of plan participants	60,368	219
Actuarial (gains) losses arising from changes in financial assumptions	81,841	(405,106)
Actuarial (gains) losses arising from changes in demographic assumptions	(33)	756
Actuarial (gains) losses arising from experience adjustments	(9,706)	3,298
Remeasurements	72,102	(401,052)
Benefits paid	(42,258)	(33,125)
Balance at end of year	890,025	742,216
Plan assets | United States, France and Germany
Net defined benefit liability and asset
Balance at beginning of year	(259,461)	(335,170)
Foreign currency translation gains/losses	9,063	(21,974)
Interest expense (income)	(13,717)	(10,539)
Transfer of plan participants	(2,116)
Actuarial (gains) losses arising from experience adjustments	(18,782)	82,457
Actual return on plan assets	(32,499)	71,918
Employer contributions	(2,147)	(1,127)
Benefits paid	31,388	26,892
Balance at end of year	€ (255,772)	€ (259,461)